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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                     811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)         (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

    Registrant’s telephone number, including area code:     (713) 626-1919

    Date of fiscal year end:             2/28

    Date of reporting period:           08/31/13

The Registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR for the period ended August 31, 2013, originally filed with the Securities and Exchange Commission on October 30, 2013 (Accession Number 0001193125-13-418201). The purpose of this amendment is to modify certain information in Item 1 “Reports to Stockholders.”

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Senior Loan Fund

Nasdaq:
A: VSLAX ¡ B: VSLBX ¡ C: VSLCX ¡ IB: XPRTX ¡ IC: XSLCX

2	Fund Performance
3	Schedule of Investments
19	Financial Statements
22	Notes to Financial Statements
30	Financial Highlights
36	Fund Expenses
37	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Index

Cumulative total returns, 2/28/13 to 8/31/13, at net asset value (NAV). Performance shown does not include front-end sales charges or early withdrawal charges, which would have reduced performance.

Class A Shares	3.75%
Class B Shares	3.75
Class C Shares	3.36
Class IB Shares	3.88
Class IC Shares	3.80
CS Leveraged Loan Index‚(Style-Specific Index)	2.40

Source: ‚Invesco, Bloomberg L.P.

The CS Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Average Annual Total Returns
As of 8/31/13, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	2.75%
5 Years	4.26
1 Year	6.79

Class B Shares
Inception (2/18/05)	2.51%
5 Years	4.29
1 Year	7.35

Class C Shares
Inception (2/18/05)	2.39%
5 Years	4.16
1 Year	8.56

Class IB Shares
Inception (10/4/89)	5.02%
10 Years	4.11
5 Years	4.99
1 Year	10.60

Class IC Shares
Inception (6/13/03)	4.31%
10 Years	4.08
5 Years	4.97
1 Year	10.51

Average Annual Total Returns
As of 6/30/13, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (2/18/05)	2.61%
5 Years	3.48
1 Year	8.07

Class B Shares
Inception (2/18/05)	2.36%
5 Years	3.52
1 Year	8.77

Class C Shares
Inception (2/18/05)	2.25%
5 Years	3.41
1 Year	9.79

Class IB Shares
Inception (10/4/89)	4.98%
10 Years	4.20
5 Years	4.23
1 Year	11.79

Class IC Shares
Inception (6/13/03)	4.21%
10 Years	4.17
5 Years	4.18
1 Year	11.55

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class IB and Class IC shares was 1.94%, 1.94%, 2.69%, 1.69% and 1.84%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 3.25% sales charge. Prior to November 30, 2010, Class B share performance reflects an early withdrawal charge of 3% in the first year after purchase and declines to 0% after year five. Class C share performance reflects an early withdrawal charge of 1% for the first year after purchase. Class IB shares, Class IC shares and Class B shares (after November 30, 2010) are not continuously offered and have no early withdrawal charges.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Had the adviser not waived fees and/or reimbursed expenses on Class A, Class B and Class C shares in the past, performance would have been lower.

2                          Invesco Senior Loan Fund

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–101.92%(a)(b)
Aerospace & Defense–2.47%
Atlantic Aviation FBO Inc., Term Loan	3.25%	06/01/20	$934	$929,639
CAMP International Holding Co., First Lien Term Loan	5.25%	05/31/19	1,427	1,444,146
DAE Aviation Holdings, Inc.,
Term Loan B-1	6.25%	10/29/18	2,817	2,851,793
Term Loan B-2	6.25%	11/02/18	1,277	1,292,813
IAP Worldwide Services, First Lien Term Loan	10.00%	12/31/15	6,822	3,751,837
Landmark U.S. Holdings LLC,
First Lien Term Loan	5.75%	10/25/19	3,693	3,725,021
Term Loan	5.75%	10/25/19	313	315,680
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	676	672,378
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	3,517	3,543,203
Sequa Corp., Term Loan	5.25%	06/19/17	2,416	2,434,076
Transdigm Inc., Term Loan C	3.75%	02/28/20	10,438	10,453,469
				31,414,055

Air Transport–1.25%
American Airlines, Inc., Term Loan B	4.75%	06/27/19	6,369	6,309,329
Delta Air Lines, Inc.,
Revolver Loan(c)	0.00%	04/20/16	8,340	7,923,452
Revolver Loan(d)	—	10/18/17	1,227	1,134,550
United Continental Holdings, Inc., Term Loan B	4.00%	04/01/19	545	546,800
				15,914,131

Automotive–4.15%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,087	1,089,933
August U.S. Holding Co., Inc.,
First Lien Term Loan B-1 (Acquired 05/03/12; Cost $998,263)	5.00%	04/27/18	1,014	1,015,428
Second Lien Term Loan	10.50%	04/29/19	947	959,571
Second Lien Term Loan	10.50%	04/29/19	310	314,196
Term Loan B-1 (Acquired 05/03/12; Cost $767,907)	5.00%	04/27/18	780	781,115
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/28/17	828	799,007
BBB Industries, LLC, Term Loan	5.50%	03/27/19	3,253	3,265,394
Federal-Mogul Corp.,
Term Loan B	2.13%	12/29/14	3,883	3,796,607
Term Loan C	2.13%	12/28/15	2,877	2,812,651
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,831	3,861,492
Hertz Corp. (The),
LOC (Acquired 03/14/11; Cost $2,067,979)	2.75%	03/09/18	2,102	2,097,090
Term Loan B-1	3.75%	03/12/18	34	33,885
KAR Auction Services, Inc., Term Loan	3.75%	05/19/17	2,238	2,252,313
Key Safety Systems, Inc., Term Loan	4.75%	05/09/18	2,555	2,584,452
Keystone Automotive Operations, Inc., First Lien Term Loan	7.00%	08/15/19	1,683	1,691,545
Metaldyne, LLC, Term Loan	5.00%	12/18/18	3,137	3,167,655
Schaeffler AG (Germany), Term Loan C	4.25%	01/27/17	5,164	5,186,935
TI Group Automotive Systems, LLC, Term Loan	5.50%	03/27/19	7,826	7,865,419
Tower Automotive Holdings USA, LLC, Term Loan	4.75%	04/23/20	4,457	4,487,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–(continued)
Transtar Holding Co.,
First Lien Term Loan	5.50%	10/09/18	$3,848	$3,883,523
Second Lien Term Loan	9.75%	10/09/19	859	875,769
				52,821,973

Beverage & Tobacco–0.28%
North American Breweries Holdings, LLC, Term Loan	7.50%	12/11/18	3,589	3,625,091

Building & Development–3.46%
Axia Inc.,
PIK Second Lien Term Loan A (Acquired 05/30/08-06/28/13; Cost $2,665,792)(e)(f)	5.00%	03/11/16	1,011	975,205
Revolver Loan(c)(e)	0.00%	03/11/16	1,750	1,653,530
Second Lien Term Loan B (Acquired 05/30/08; Cost $4,680,183)(e)	5.00%	03/12/16	1,627	1,570,448
Building Materials Holding Corp., PIK Second Lien Term Loan(f)	8.00%	01/05/15	5,440	5,358,296
Capital Automotive L.P.,
Second Lien Term Loan	6.00%	04/30/20	2,994	3,076,065
Term Loan B-1	4.00%	04/10/19	6,757	6,801,644
CBRE Services, Inc., Term Loan B	2.94%	03/29/21	789	789,914
CPG International Inc., Term Loan	5.75%	09/18/19	713	721,452
Custom Building Products, Inc., Term Loan	6.00%	12/12/19	4,013	4,025,268
HD Supply Inc., Term Loan	4.50%	10/12/17	4,381	4,403,812
Lake at Las Vegas Joint Venture, LLC,
PIK Exit Revolver Loan (Acquired 07/16/12; Cost $16,242)(c)(f)	0.00%	02/28/17	16	6,578
PIK Exit Revolver Loan (Acquired 07/19/10-01/29/13; Cost $200,464)(f)	5.00%	02/28/17	200	81,188
Nortek, Inc., Term Loan	5.25%	04/26/17	981	986,184
Re/Max International, Inc., Term Loan	5.25%	07/31/20	2,667	2,668,469
Realogy Corp.,
LOC	3.20%	10/10/13	875	869,538
Synthetic LOC	4.45%	10/10/16	1	638
Term Loan B	4.50%	03/05/20	7,453	7,518,595
Rhodes Ranch General Partnership, PIK Term Loan (Acquired 11/23/05; Cost $1,526,071)(f)	2.28%	03/31/16	372	338,553
WireCo WorldGroup Inc., Term Loan	6.00%	02/15/17	2,135	2,145,232
				43,990,609

Business Equipment & Services–8.43%
Advantage Sales & Marketing Inc., Second Lien Term Loan	8.25%	06/18/18	663	675,204
Asurion Corp.,
Incremental Term Loan B-1	4.50%	05/24/19	13,868	13,739,276
Incremental Term Loan B-2	3.50%	07/08/20	14,084	13,532,856
Audio Visual Services Group, Inc., First Lien Term Loan (Acquired 11/13/12; Cost $3,524,810)	6.75%	11/09/18	3,587	3,623,216
Brock Holdings III, Inc., First Lien Term Loan	6.01%	03/16/17	414	416,283
Ceridian Corp., Term Loan	4.43%	05/09/17	528	528,720
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19	2,350	2,344,310
Second Lien Term Loan	8.75%	12/21/20	826	827,917
Duff & Phelps Corp., Term Loan	4.50%	04/23/20	886	888,404
Epiq Systems, Inc., Term Loan	4.75%	08/27/20	3,056	3,053,332
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	5,798	5,921,458
First Data Corp.,
Term Loan	4.18%	03/24/17	2,980	2,960,736
Term Loan	4.18%	03/23/18	16,790	16,664,961
Term Loan B	4.18%	09/24/18	747	739,756
FS Funding AS (Denmark), Term Loan B12	3.75%	04/30/18	956	957,939

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Equipment & Services–(continued)
Helios Holding, Inc., First Lien Term Loan	6.50%	07/13/18	$3,684	$3,704,772
ION Trading Technologies S.a.r.l. (Luxembourg), First Lien Term Loan	4.50%	05/22/20	1,086	1,088,314
Kronos Inc.,
First Lien Incremental Term Loan	4.50%	10/30/19	6,726	6,759,335
Second Lien Term Loan	9.75%	04/30/20	1,322	1,372,827
Lonestar Intermediate Super Holdings, LLC, Term Loan	11.00%	09/02/19	5,164	5,409,507
Mitchell International, Inc.,
First Lien Term Loan	3.81%	03/28/16	301	301,164
Second Lien Term Loan	5.56%	03/30/15	3,897	3,906,425
SourceHOV LLC,
First Lien Term Loan B	5.25%	04/30/18	874	881,251
Second Lien Term Loan	8.75%	04/30/19	352	356,486
SunGard Data Systems Inc.,
Term Loan C	3.94%	02/28/17	985	989,549
Term Loan D	4.50%	01/31/20	1,722	1,740,902
Term Loan E	4.00%	03/09/20	6,353	6,413,058
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20	1,827	1,844,511
Second Lien Term Loan	9.00%	08/14/20	140	141,799
Valleycrest Companies LLC, Term Loan	5.50%	06/13/19	1,225	1,226,749
Wash MultiFamily Laundry Systems, LLC, Term Loan	5.25%	02/21/19	1,338	1,345,110
West Corp., Revolver Loan(c)	0.00%	01/15/16	3,192	3,000,882
				107,357,009

Cable & Satellite Television–4.01%
Atlantic Broadband Finance, LLC, Term Loan B	3.25%	12/02/19	1,798	1,786,893
Cequel Communications, LLC, Term Loan	3.50%	02/14/19	740	742,387
Charter Communications Operating LLC, Term Loan E	3.00%	07/01/20	2,255	2,236,770
CSC Holdings, LLC, Term Loan B	2.68%	04/17/20	6,660	6,594,365
Kabel Deutschland GmbH (Germany), Term Loan F1	3.25%	02/01/19	1,328	1,329,207
MCC Iowa,
Term Loan D-1	1.90%	01/30/15	1,129	1,129,302
Term Loan H	3.25%	01/29/21	4,511	4,474,205
Media Holdco, L.P., Term Loan	7.25%	07/24/18	2,680	2,693,796
Mediacom Illinois LLC,
Term Loan C	1.65%	01/30/15	1,496	1,496,464
Term Loan E	4.50%	10/23/17	3,973	3,982,856
Telecommunications Management, LLC, Term Loan	5.00%	04/30/20	2,555	2,561,077
UPC Financing Partnership, Term Loan AH	3.25%	06/30/21	2,966	2,960,716
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/08/20	5,318	5,304,440
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	5,910	5,961,077
Yankee Cable Acquisition, LLC, Term Loan	5.25%	03/02/20	7,757	7,794,569
				51,048,124

Chemicals & Plastics–5.80%
AI Chem & Cy S.C.A.,
Second Lien Term Loan	8.25%	04/03/20	463	476,472
Term Loan B-1	4.50%	10/03/19	1,328	1,331,544
Term Loan B-2	4.50%	10/03/19	689	690,874
Arysta LifeScience SPC, LLC,
First Lien Term Loan	4.50%	05/29/20	6,616	6,629,715
Second Lien Term Loan	8.25%	11/30/20	1,087	1,088,337
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	6,383	6,143,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals & Plastics–(continued)
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/03/20	$13,799	$13,921,080
Emerald Performance Materials, LLC, First Lien Term Loan (Acquired 05/15/12; Cost $3,111,796)	6.75%	05/18/18	3,124	3,154,760
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,935	1,936,360
Ineos Holdings Ltd., Term Loan	4.00%	05/04/18	12,884	12,804,217
MacDermid, Inc.,
First Lien Term Loan B	4.00%	06/08/20	2,241	2,248,002
Second Lien Term Loan B	7.75%	12/07/20	383	388,405
Nusil Technology LLC, Term Loan	5.25%	04/07/17	458	451,429
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	3,609	3,613,195
Second Lien Term Loan	8.25%	07/15/20	1,630	1,632,840
PQ Corp., Term Loan	4.50%	08/07/17	7,537	7,590,618
Taminco Global Chemical Corp., Term Loan B-2	4.25%	02/15/19	2,041	2,060,494
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,235	1,236,823
Univar Inc., Term Loan B	5.00%	06/30/17	6,559	6,415,908
				73,814,588

Clothing & Textiles–0.20%
Calceus Acquisition, Inc., Term Loan	5.75%	01/31/20	1,377	1,391,220
Wolverine World Wide, Inc., Term Loan B	4.16%	07/31/19	1,155	1,165,500
				2,556,720

Conglomerates–1.15%
CeramTec Acquisition Corp., Term Loan B-1(d)	—	08/31/20	1,892	1,897,377
MX Holdings US, Inc., Term Loan B-1(d)	—	08/07/20	2,618	2,632,854
Rexnord LLC / RBS Global, Inc., Term Loan B	4.00%	08/20/20	7,903	7,833,996
RGIS Services, LLC, Term Loan C	5.50%	10/18/17	1,783	1,778,567
Spectrum Brands, Inc., Term Loan C	3.50%	08/13/19	561	557,993
				14,700,787

Containers & Glass Products–3.70%
Berlin Packaging, LLC,
First Lien Term Loan	4.75%	04/02/19	2,899	2,909,921
Second Lien Term Loan	8.75%	04/02/20	1,054	1,062,371
BWAY Holding Co., Term Loan	4.50%	08/07/17	2,372	2,393,114
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	1,148	1,172,567
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,616	1,631,643
Exopack, LLC, Term Loan B	5.00%	05/31/17	5,574	5,636,845
Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	5,771	5,728,156
Pact Group (USA), Inc., Term Loan	3.75%	05/29/20	4,812	4,769,478
Pertus Sechzehnte GmbH (Germany),
Term Loan B2A	4.56%	12/14/16	4,045	4,040,900
Term Loan C2A	4.81%	06/14/17	4,045	4,040,900
Ranpak Corp.,
First Lien Term Loan	4.50%	04/23/19	638	641,552
Second Lien Term Loan (Acquired 04/29/13; Cost $710,555)	8.50%	04/23/20	717	737,148
Reynolds Group Holdings Inc., Revolver Loan(c)	0.00%	11/05/14	6,528	6,520,915
TricorBraun Inc., Term Loan	4.00%	05/03/18	3,346	3,356,098
WNA Holdings, Inc.,
Second Lien Term Loan (Acquired 06/03/13; Cost $665,561)	8.50%	12/07/20	672	678,917
Term Loan	4.50%	06/05/20	1,166	1,172,122
Term Loan	4.50%	06/05/20	634	636,708
				47,129,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cosmetics & Toiletries–0.24%
Marietta Intermediate Holding Corp., PIK First Lien Term Loan B (Acquired 12/22/04-02/06/13; Cost $10,341,201)(e)(f)	7.00%	02/19/15	$3,204	$3,091,602

Drugs–0.90%
Harlan Laboratories, Inc., Term Loan	3.77%	07/11/14	4,615	3,930,034
Medpace Intermediateco, Inc., Term Loan B (Acquired 06/21/11-04/22/13; Cost $3,578,490)	5.25%	06/16/17	3,608	3,617,017
Valeant Pharmaceuticals International, Inc., Series C-1 Term Loan B	4.38%	12/11/19	3,857	3,876,363
				11,423,414

Ecological Services & Equipment–0.93%
ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	784	787,165
Environmental Systems Products Holdings Inc., Second Lien Term Loan (Acquired 01/25/12; Cost $70,723)	15.50%	03/31/17	71	70,723
Servicemaster Co. (The),
Term Loan B	4.44%	01/31/17	2,463	2,403,941
Term Loan C	4.25%	01/31/17	8,867	8,634,054
				11,895,883

Electronics & Electrical–4.92%
Aeroflex Inc., Term Loan B-1	4.50%	11/11/19	1,379	1,391,868
Blackboard Inc.,
Second Lien Term Loan	11.50%	04/04/19	2,142	2,180,504
Term Loan B-2	6.25%	10/04/18	8,882	8,944,620
Blue Coat Systems, Inc., Term Loan	4.50%	05/31/19	1,203	1,206,654
DEI Sales, Inc., Term Loan	5.75%	07/13/17	3,732	3,729,306
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	3,951	3,963,280
DG FastChannel, Inc., Term Loan	7.25%	07/26/18	3,773	3,745,173
Freescale Semiconductor, Inc., Term Loan B-4	5.00%	02/28/20	13,700	13,788,468
Infor (US), Inc.,
Term Loan B-2	5.25%	04/05/18	252	254,104
Term Loan B-3	3.75%	06/03/20	1,660	1,651,804
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	4,089	4,089,158
RP Crown Parent, LLC,
First Lien Term Loan	6.75%	12/21/18	5,211	5,274,999
Second Lien Term Loan	11.25%	12/20/19	880	902,516
Ship Luxco 3 S.a.r.l. (Luxembourg),
Term Loan B2A-II	5.25%	11/29/19	1,088	1,095,905
Term Loan C2	4.75%	11/29/19	2,114	2,126,823
Sophia, L.P., Term Loan B	4.50%	07/19/18	4,660	4,687,803
SS&C Technologies, Inc.,
Term Loan B-1	3.50%	06/07/19	1,582	1,583,660
Term Loan B-2	3.50%	06/07/19	164	163,827
SSI Investments II Ltd., Term Loan	5.00%	05/26/17	1,596	1,614,423
StoneRiver Group, L.P., First Lien Term Loan	4.50%	11/29/19	201	201,131
				62,596,026

Equipment Leasing–0.22%
Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,762	2,768,835

Financial Intermediaries–3.36%
Blackstone Perpetual BidCo B.V. (Netherlands), Term Loan B2	4.76%	02/07/20	1,305	1,300,397
GEO Group, Inc., Term Loan	3.25%	04/03/20	626	630,094
iPayment Inc., Term Loan	6.75%	05/08/17	6,188	6,033,634

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Intermediaries–(continued)
LPL Holdings, Inc., Incremental Term Loan B	3.25%	03/29/19	$169	$168,483
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	7,352	7,396,172
Nuveen Investments, Inc., First Lien Term Loan B	4.18%	05/15/17	17,553	17,505,585
RJO Holdings Corp.,
Term Loan (Acquired 12/10/10-01/21/11; Cost $82,665)	6.19%	12/10/15	151	119,167
Term Loan	6.94%	12/10/15	5,258	4,574,060
TransFirst Holdings, Inc.,
First Lien Term Loan B-1	4.75%	12/27/17	2,273	2,280,289
Second Lien Term Loan	11.00%	06/27/18	2,667	2,722,164
				42,730,045

Food & Drug Retailers–0.81%
Rite Aid Corp., Second Lien Term Loan	5.75%	08/21/20	1,939	1,994,272
Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/13/19	2,979	2,934,575
Sprouts Farmers Markets Holdings, LLC, Term Loan	4.00%	04/23/20	1,313	1,319,212
SuperValu Inc., Term Loan	5.00%	03/21/19	4,078	4,098,962
				10,347,021

Food Products–3.30%
AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17	8,071	8,164,644
Second Lien Term Loan	9.50%	10/10/17	859	875,773
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,675	3,532,422
CSM Bakery Supplies LLC, Term Loan	4.75%	07/03/20	5,109	5,076,584
Del Monte Corp., Term Loan	4.00%	03/08/18	3,031	3,036,282
Dole Food Co., Inc., Term Loan B	3.75%	04/01/20	2,095	2,096,118
H.J. Heinz Co., Revolver Loan(d)	—	06/07/18	7,972	7,954,872
JBS USA, LLC, Term Loan	3.75%	05/25/18	3,491	3,501,710
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	1,126	1,156,686
Pinnacle Foods Finance LLC, Term Loan G	3.25%	04/29/20	6,644	6,595,237
				41,990,328

Food Service–2.89%
Aramark Corp., Term Loan D	4.00%	09/09/19	4,275	4,299,108
Focus Brands Inc., First Lien Term Loan	4.27%	02/21/18	2,545	2,556,633
Restaurant Holding Co., LLC, Term Loan	9.00%	02/17/17	2,434	2,448,912
Seminole Hard Rock Entertainment, Inc., Term Loan	3.50%	05/14/20	1,165	1,165,537
US Foods, Inc., Incremental Term Loan	4.50%	03/29/19	7,245	7,266,021
Weight Watchers International, Inc., Term Loan B-2	3.75%	04/02/20	18,227	17,979,601
Wendy’s International, Inc., Term Loan B	3.25%	05/15/19	1,097	1,097,190
				36,813,002

Forest Products–0.10%
Xerium Technologies, Inc., Term Loan	6.25%	05/17/19	1,219	1,227,933

Health Care–7.47%
Alere Inc.,
Incremental Term Loan B-1	4.25%	06/30/17	448	452,077
Incremental Term Loan B-2	4.25%	06/30/17	2,280	2,299,476
Term Loan B	4.25%	06/30/17	720	726,248
Apria Healthcare Group Inc., Term Loan	6.75%	04/05/20	10,938	11,040,663
ATI Holdings, Inc., Term Loan	5.75%	12/20/19	1,364	1,380,111
Biomet, Inc., Term Loan B-1	3.96%	07/25/17	2,441	2,451,929

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care–(continued)
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	$8,541	$8,626,694
DJO Finance LLC, Term Loan B	4.75%	09/15/17	8,905	8,980,940
Drumm Investors LLC, Term Loan	5.00%	05/04/18	5,967	5,715,557
Genoa Healthcare Group, LLC,
First Lien Term Loan	7.25%	08/08/14	606	583,201
PIK Second Lien Term Loan(f)	12.50%	02/10/15	1,139	964,976
HCA, Inc.,
Term Loan B-4	2.93%	05/01/18	5,923	5,927,979
Term Loan B-5	3.03%	03/31/17	197	197,646
Health Management Associates, Inc., Term Loan B	3.50%	11/16/18	304	304,891
Kindred Healthcare, Inc., Term Loan B-1	4.25%	06/01/18	6,410	6,404,368
Kinetic Concepts, Inc., Term Loan D-1	4.50%	05/04/18	19,479	19,551,906
Sage Products Holdings III, LLC, First Lien Term Loan	4.25%	12/13/19	530	532,962
Surgical Care Affiliates, LLC,
Revolver Loan B(c)	0.00%	06/30/16	3,000	2,820,000
Term Loan B	4.28%	12/29/17	6,975	6,992,098
TriZetto Group, Inc.,
Second Lien Term Loan	8.50%	03/28/19	3,223	2,948,998
Term Loan	4.75%	05/02/18	4,179	3,928,257
Western Dental Services, Inc., Term Loan	8.25%	11/01/18	2,273	2,294,564
				95,125,541

Home Furnishings–0.36%
Quality Home Brands Holdings LLC,
PIK Term Loan(f)	10.00%	06/30/14	988	962,026
PIK Term Loan(f)	11.75%	06/30/14	1,116	1,085,867
Serta Simmons Holdings, LLC, Term Loan	5.00%	10/01/19	1,758	1,767,237
Yankee Candle Co., Inc. (The), Term Loan	5.25%	04/02/19	783	791,345
				4,606,475

Industrial Equipment–2.53%
Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	783	791,377
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	3,296	3,312,646
Doncasters US Finance LLC, Term Loan B	5.50%	04/09/20	3,301	3,336,093
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	3,299	3,287,410
Generac Power System, Inc., Term Loan B	3.50%	05/29/20	2,699	2,692,203
Grede LLC, Term Loan B	4.50%	05/02/18	5,215	5,234,453
MEI, Inc., Term Loan	5.00%	08/21/20	2,138	2,143,394
Milacron LLC, Term Loan	4.25%	03/30/20	1,852	1,857,928
QS0001 Corp., First Lien Term Loan	5.00%	11/09/18	2,125	2,151,110
Tank Holding Corp., Term Loan	4.25%	07/09/19	3,259	3,250,993
Unifrax Holding Co., Term Loan	4.25%	11/28/18	150	150,371
Wesco Distribution, Inc., Term Loan B-1	4.50%	12/12/19	3,930	3,962,392
				32,170,370

Insurance–0.37%
Compass Investors Inc., Term Loan	5.00%	12/27/19	1,373	1,381,216
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20	2,152	2,168,399
Second Lien Term Loan	8.25%	10/16/20	1,135	1,153,989
				4,703,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure Goods, Activities & Movies–3.78%
24 Hour Fitness Worldwide, Inc., Term Loan B	5.25%	04/22/16	$6,204	$6,268,992
Alpha Topco Ltd. (United Kingdom), Term Loan B	4.50%	04/30/19	17,009	17,158,052
AMC Entertainment Inc., Term Loan	3.50%	04/30/20	1,500	1,502,449
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	340	341,581
Equinox Holdings Inc., First Lien Term Loan	4.51%	01/31/20	419	421,569
Fender Musical Instruments Corp., Term Loan	5.75%	04/03/19	651	655,448
Great Wolf Resorts, Inc., Term Loan B(d)	—	08/06/20	2,102	2,103,200
IMG Worldwide, Inc., Term Loan B	4.50%	06/16/16	1,624	1,625,125
Kasima, LLC, Term Loan	3.25%	05/17/21	3,039	3,040,970
Live Nation Entertainment, Inc., Term Loan B-1	3.50%	08/16/20	4,548	4,567,894
Otter Products, LLC, Term Loan	5.25%	04/29/19	1,203	1,208,897
Sabre Inc., Term Loan C	4.00%	02/19/18	2,275	2,288,579
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	521	517,918
SRAM, LLC, First Lien Term Loan	4.02%	04/10/20	384	381,927
US FinCo LLC, Term Loan B	4.00%	05/29/20	962	962,320
WMG Acquisition Corp., Term Loan B	3.75%	07/01/20	662	662,170
Zuffa, LLC, Term Loan	4.50%	02/25/20	4,357	4,373,409
				48,080,500

Lodging & Casinos–3.93%
Bally Technologies, Inc., Term Loan B(d)	—	08/31/20	7,903	7,905,638
Boyd Acquisition Sub, LLC, Term Loan B	4.25%	11/20/17	285	286,995
Cannery Casino Resorts, LLC,
First Lien Term Loan	6.00%	10/02/18	4,447	4,451,339
Second Lien Term Loan	10.00%	10/02/19	843	792,055
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/15/19	2,721	2,746,984
Four Seasons Holdings Inc. (Canada),
First Lien Term Loan	4.25%	06/27/20	1,846	1,864,704
Second Lien Term Loan	6.25%	12/28/20	1,469	1,498,152
Golden Nugget, Inc.,
PIK First Lien Term Loan(f)	3.19%	06/30/14	820	811,335
PIK First Lien Term Loan B(f)	3.19%	06/30/14	1,409	1,394,037
Harrah’s Operating Co., Inc.,
Term Loan B-5	4.43%	01/26/18	8,301	7,338,890
Term Loan B-6	5.43%	01/26/18	6,850	6,176,839
MGM Resorts International, Term Loan B	3.50%	12/20/19	2,042	2,040,326
Pinnacle Entertainment, Inc.,
Term Loan B-1	3.75%	08/15/16	1,997	2,006,517
Term Loan B-2	3.75%	08/13/20	1,891	1,901,118
Tropicana Entertainment Inc., Term Loan	7.50%	03/16/18	3,027	3,065,069
Twin River Management Group, Inc., Term Loan	5.25%	11/09/18	3,839	3,882,646
Yonkers Racing Corp.,
First Lien Term Loan	4.25%	08/20/19	1,565	1,559,379
Second Lien Term Loan	8.75%	08/20/20	295	293,838
				50,015,861

Nonferrous Metals & Minerals–1.19%
Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	3,600	3,459,528
Arch Coal, Inc., Term Loan	5.75%	05/16/18	6,871	6,687,121
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	4,781	4,554,000
Walter Energy, Inc., Term Loan B	6.75%	04/02/18	500	478,437
				15,179,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–5.89%
Atlas Energy, L.P., Term Loan	6.50%	07/30/19	$1,513	$1,533,249
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/20	3,946	3,945,700
Buffalo Gulf Coast Terminals LLC, Term Loan	5.25%	10/31/17	8,614	8,699,926
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	6,881	7,034,243
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	1,396	1,411,859
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	857	871,924
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	9,028	9,084,650
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,647	1,653,372
Exco Resources, Inc., Term Loan	5.00%	08/19/19	4,238	4,211,018
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $1,465,586)	4.50%	05/02/16	1,466	1,472,914
HGIM Corp., Term Loan B	5.50%	06/18/20	2,867	2,884,797
Kinder Morgan, Inc., Term Loan A	4.19%	05/24/15	2,790	2,815,698
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	6,165	5,841,376
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 12/09/10-05/05/11; Cost $2,414,316)	7.00%	11/02/15	2,369	2,380,351
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/04/18	1,406	1,416,078
Ruby Western Pipeline Holdings, LLC, Term Loan	3.50%	03/27/20	778	776,903
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	4,932	4,968,699
Saxon Enterprises LLC, Term Loan	5.50%	02/15/19	3,489	3,501,091
Tallgrass Operations, LLC, Term Loan	5.25%	11/13/18	2,798	2,837,340
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,690	3,664,019
WildHorse Resources, LLC, Term Loan	7.50%	12/13/18	3,950	3,929,812
				74,935,019

Publishing–4.71%
Affiliated Media, Inc., Term Loan	8.50%	03/19/14	550	550,357
Cenveo Corp., Term Loan B	6.25%	02/13/17	6,878	6,938,352
Cygnus Business Media, Inc., PIK Term Loan(e)(f)	9.75%	06/30/14	4,243	2,386,574
Endurance Business Media, Inc., Term Loan (Acquired 12/14/10; Cost $8,452,002)(e)	6.50%	12/15/14	6,447	2,901,114
Gatehouse Media, Inc., Revolver Loan(c)	0.00%	02/28/14	1,500	1,275,000
Getty Images, Inc.,
Revolver Loan(d)	—	10/18/17	1,463	1,366,505
Term Loan	4.75%	10/18/19	5,915	5,710,547
Harland Clarke Holdings Corp., Term Loan B-2	5.43%	06/30/17	704	695,269
Knowledgepoint360 Group, LLC,
First Lien Term Loan	3.53%	04/14/14	1,284	1,123,787
Second Lien Term Loan	7.26%	04/13/15	1,000	870,000
Media General, Inc., Term Loan B(c)	0.00%	07/31/20	3,999	4,014,037
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	4,359	4,315,400
Merrill Communications LLC, Term Loan	7.31%	03/08/18	6,813	6,889,362
MTL Publishing LLC, Term Loan B-1	4.25%	06/29/18	4,251	4,277,502
Multi Packaging Solutions, Inc., Term Loan	4.25%	08/21/20	1,716	1,715,919
Newsday, LLC, Term Loan	3.68%	10/12/16	2,804	2,807,985
ProQuest LLC, Term Loan	6.00%	04/13/18	3,320	3,346,760
Southern Graphics Inc., Term Loan	5.00%	10/17/19	3,972	3,992,169
Tribune Co., Term Loan B	4.00%	12/31/19	4,530	4,551,868
YB (USA) LLC, Term Loan A3(g)	0.00%	04/30/14	1,403	304,207
				60,032,714

Radio & Television–4.33%
Barrington Broadcasting LLC, Term Loan 2	7.50%	06/14/17	1,247	1,247,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Radio & Television–(continued)
Clear Channel Communications, Inc.,
Term Loan B	3.83%	01/29/16	$7,467	$6,987,140
Term Loan D	6.93%	01/30/19	22,486	20,697,559
FoxCo Acquisition Sub, LLC, Term Loan	5.50%	07/14/17	3,722	3,746,549
Gray Television, Inc., Term Loan	4.75%	10/15/19	2,823	2,850,099
Lin Television Corp., Term Loan B	4.00%	12/21/18	1,289	1,298,220
Mission Broadcasting, Inc., Term Loan B	4.25%	12/03/19	226	227,934
Multicultural Radio Broadcasting, Inc., Term Loan (Acquired 12/04/12; Cost $986,022)	7.00%	06/05/17	1,030	1,034,256
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	189	194,458
Nexstar Broadcasting, Inc., Term Loan B	4.25%	12/03/19	534	539,151
Nine Entertainment Corp., Term Loan B	3.50%	02/05/20	3,076	3,063,197
Raycom TV Broadcasting, LLC, Term Loan B	4.25%	05/31/17	3,646	3,673,655
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	1,891	1,947,643
Univision Communications Inc.,
Incremental Term Loan	4.00%	03/02/20	2,144	2,129,049
Term Loan	4.50%	03/02/20	5,557	5,554,064
				55,190,304

Retailers (except Food & Drug)–3.10%
Collective Brands, Inc., Term Loan	7.25%	10/09/19	3,865	3,938,687
David’s Bridal, Inc.,
Term Loan(c)	0.00%	10/05/17	2,300	2,162,272
Term Loan	5.00%	10/11/19	746	752,181
Guitar Center, Inc., Term Loan	6.28%	04/10/17	6,541	6,451,181
J. Crew Group, Inc., Term Loan B-1	4.00%	03/07/18	499	499,372
National Vision, Inc., Term Loan	7.00%	08/02/18	2,336	2,353,139
OSP Group, Inc., First Lien Term Loan	5.50%	02/05/20	3,074	3,089,065
Pep Boys—Manny, Moe & Jack, Term Loan	5.00%	10/11/18	1,922	1,936,355
Savers Inc., Term Loan	5.00%	07/09/19	6,419	6,470,954
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	3,508	3,522,085
Toys ‘R’ US-Delaware, Inc.,
Term Loan	6.00%	09/01/16	1,296	1,277,849
Term Loan	6.00%	08/21/19	3,584	3,548,356
Term Loan B-2	5.25%	05/25/18	470	455,798
Term Loan B-3	5.25%	05/25/18	311	300,368
Wilton Brands LLC, Term Loan B	7.50%	08/30/18	2,745	2,727,904
				39,485,566

Steel–0.84%
Ameriforge Group Inc.,
First Lien Term Loan	5.00%	12/19/19	2,065	2,072,358
Second Lien Term Loan	8.75%	12/18/20	614	623,204
JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	1,097	1,099,218
JMC Steel Group Inc., Term Loan	4.75%	04/03/17	2,118	2,121,666
Tube City IMS Corp., Term Loan	4.75%	03/20/19	1,836	1,840,413
Waupaca Foundry, Inc., Term Loan	4.50%	06/29/17	2,996	3,000,649
				10,757,508

Surface Transport–1.23%
American Petroleum Tankers Parent LLC, Term Loan	4.75%	10/02/19	1,668	1,678,674
Avis Budget Car Rental, LLC, Term Loan B	3.00%	03/15/19	122	122,315
JHCI Acquisition, Inc., First Lien Term Loan	7.00%	07/11/19	2,410	2,395,957
Kenan Advantage Group, Inc., Term Loan	3.75%	06/10/16	1,882	1,897,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Surface Transport–(continued)
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	$3,801	$3,876,670
U.S. Shipping Corp., Term Loan	9.00%	04/30/18	5,545	5,670,080
				15,641,507

Telecommunications–7.21%
Arris Group, Inc., Term Loan B	3.50%	04/17/20	948	938,572
Avaya Inc.,
Term Loan B-3	4.76%	10/26/17	17,883	15,976,997
Term Loan B-5	8.00%	03/30/18	4,526	4,292,171
Cellular South, Inc., Term Loan B	3.25%	05/22/20	2,400	2,401,275
Consolidated Communications, Inc., Incremental Term Loan 3	5.25%	12/31/18	7,226	7,320,365
Cricket Communications, Inc.,
Term Loan	4.75%	10/10/19	1,782	1,789,456
Term Loan C	4.75%	03/09/20	3,323	3,342,093
Crown Castle Operating Co., Term Loan B	3.25%	01/31/19	8,639	8,579,189
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	7,213	7,217,016
Global Tel*Link Corp., First Lien Term Loan	5.00%	05/22/20	3,687	3,626,892
Hargray Communications Group, Inc., Term Loan	4.75%	06/25/19	2,172	2,167,732
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20	3,211	3,217,085
Term Loan B-II	4.75%	08/01/19	11,473	11,490,768
Term Loan B-III	4.00%	08/01/19	70	69,596
LTS Buyer LLC,
First Lien Term Loan B	4.50%	04/13/20	1,875	1,890,038
Second Lien Term Loan	8.00%	04/12/21	143	144,381
NTELOS Inc., Term Loan B	5.75%	11/08/19	7,546	7,536,348
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	3,252	3,273,067
U.S. TelePacific Corp., Term Loan	5.75%	02/23/17	3,511	3,513,162
Windstream Corp., Term Loan B-4	3.50%	01/23/20	2,980	2,986,889
				91,773,092

Utilities–2.41%
Calpine Construction Finance Co., L.P.,
Term Loan B-1	3.00%	05/04/20	363	359,348
Term Loan B-2	3.25%	01/31/22	1,856	1,845,068
Calpine Corp., Term Loan	4.00%	10/09/19	4,515	4,535,504
EquiPower Resources Holdings, LLC,
First Lien Term Loan B	4.25%	12/21/18	582	582,404
First Lien Term Loan C	4.25%	12/31/19	2,621	2,614,267
LSP Madison Funding, LLC, Term Loan	5.50%	06/28/19	1,779	1,795,841
NSG Holdings LLC, Term Loan	4.75%	12/11/19	889	897,852
Sapphire Power Finance LLC, Term Loan B (Acquired 07/10/13; Cost $2,629,196)	6.00%	07/10/18	2,655	2,658,679
Texas Competitive Electric Holdings,
Term Loan	3.71%	10/10/14	13,507	9,225,982
Term Loan	4.71%	10/10/17	6,355	4,310,729
USIC Holding, Inc., First Lien Term Loan	4.75%	07/10/20	1,892	1,899,421
				30,725,095
Total Variable Rate Senior Loan Interests				1,297,678,773

U.S. Dollar Denominated Bonds & Notes–9.64%
Air Transport–0.76%
Air Lease Corp.	5.63%	04/01/17	7,383	7,929,342
Continental Airlines, Inc.(h)	6.75%	09/15/15	1,700	1,768,000
				9,697,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive–0.37%
Gestamp Funding Luxembourg S.A. (Luxembourg)(h)	5.63%	05/31/20	$1,835	$1,779,950
Goodyear Tire & Rubber Co.	6.50%	03/01/21	1,888	1,911,600
Schaeffler AG (Germany)(h)	4.75%	05/15/21	1,095	1,038,603
				4,730,153

Business Equipment & Services–0.29%
First Data Corp.(h)	6.75%	11/01/20	3,608	3,689,180

Cable & Satellite Television–0.77%
Lynx II Corp.(h)	5.38%	04/15/21	200	196,500
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.63%	07/01/20	1,385	1,460,778
UPC Broadband Holdings, B.V. (Netherlands)(h)	6.88%	01/15/22	328	345,430
UPC Broadband Holdings, B.V. (Netherlands)(h)	7.25%	11/15/21	7,223	7,800,840
				9,803,548

Chemicals & Plastics–0.80%
Hexion Specialty Chemicals, Inc.(h)	6.63%	04/15/20	7,672	7,614,460
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	1,085	1,076,863
Ineos Holdings Ltd.(h)	6.13%	08/15/18	200	194,000
Ineos Holdings Ltd.(h)	7.50%	05/01/20	291	311,370
Ineos Holdings Ltd.(h)	8.38%	02/15/19	457	502,700
Taminco Global Chemical Corp.(h)	9.75%	03/31/20	419	473,470
				10,172,863

Containers & Glass Products–1.58%
Ardagh Glass Finance PLC (Ireland)(h)	7.00%	11/15/20	1,254	1,222,650
Reynolds Group Holdings Inc.	5.75%	10/15/20	11,883	11,823,585
Reynolds Group Holdings Inc.	7.88%	08/15/19	3,197	3,532,685
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,309	3,532,357
				20,111,277

Ecological Services & Equipment–0.09%
Environmental Systems Products Holdings Inc.	16.00%	12/31/19	1,166	1,165,726

Food Products–0.05%
Chiquita Brands LLC(h)	7.88%	02/01/21	562	591,505

Forest Products–0.28%
Verso Paper Holdings LLC	11.75%	01/15/19	3,452	3,546,930

Health Care–0.98%
Accellent Inc.	8.38%	02/01/17	4,272	4,432,200
Biomet, Inc.	6.50%	08/01/20	866	891,980
Community Health Systems, Inc.	5.13%	08/15/18	1,140	1,171,350
DJO Finance LLC	8.75%	03/15/18	2,552	2,775,300
Kindred Healthcare, Inc.	8.25%	06/01/19	1,004	1,059,220
Kinetic Concepts, Inc.	10.50%	11/01/18	1,976	2,181,010
				12,511,060

Lodging & Casinos–0.10%
Harrah’s Operating Co., Inc.	8.50%	02/15/20	412	389,340
Harrah’s Operating Co., Inc.	9.00%	02/15/20	906	874,290
				1,263,630

Nonferrous Metals & Minerals–0.13%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,600	1,646,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil & Gas–0.51%
NGPL PipeCo LLC(h)	9.63%	06/01/19	$874	$901,992
Pacific Drilling S.A. (Luxembourg)(h)	5.38%	06/01/20	2,928	2,828,270
Tervita Corp. (Canada)(h)	8.00%	11/15/18	2,588	2,594,470
Western Refining, Inc.	6.25%	04/01/21	232	229,680
				6,554,412

Publishing–0.19%
Merrill Communications LLC	10.00%	03/08/23	2,467	2,356,398

Radio & Television–0.68%
Univision Communications Inc.(h)	6.75%	09/15/22	8,256	8,627,520

Retailers (except Food & Drug)–0.23%
Claire’s Stores Inc.(h)	9.00%	03/15/19	2,003	2,223,330
Targus Group International, Inc.	10.00%	06/14/19	672	671,748
				2,895,078

Telecommunications–0.89%
Goodman Networks Inc.(h)	13.13%	07/01/18	4,340	4,622,100
Goodman Networks Inc.(h)	12.13%	07/01/18	822	879,540
Wind Telecomunicazioni S.p.A. (Italy)(h)	6.50%	04/30/20	269	270,345
Wind Telecomunicazioni S.p.A. (Italy)(h)	7.25%	02/15/18	3,026	3,116,780
Windstream Corp.	6.38%	08/01/23	25	22,750
Windstream Corp.	7.50%	06/01/22	2,483	2,470,585
				11,382,100

Utilities–0.94%
Calpine Corp.(h)	7.50%	02/15/21	7,566	8,039,217
Calpine Corp.(h)	7.88%	01/15/23	1	342
NRG Energy Inc.	6.63%	03/15/23	1,466	1,462,335
NRG Energy Inc.	7.63%	05/15/19	2,257	2,409,348
				11,911,242
Total U.S. Dollar Denominated Bonds & Notes				122,655,964

Structured Products–4.53%
Apidos Cinco CDO (Cayman Islands)(h)(i)	4.51%	05/14/20	639	593,357
Apidos CLO II (Cayman Islands)(h)(i)	5.01%	12/21/18	1,038	995,717
Apidos CLO IX (Cayman Islands)(h)(i)	6.77%	07/15/23	1,767	1,757,446
Apidos CLO X (Cayman Islands)(h)(i)	6.52%	10/30/22	2,238	2,187,802
Apidos CLO XI(h)(i)	5.52%	01/17/23	3,105	2,907,369
Apidos Quattro CDO (Cayman Islands)(h)(i)	3.87%	01/20/19	721	658,316
Ares XI CLO, Ltd.(h)(i)	3.27%	10/11/21	1,278	1,214,105
Atrium IV CDO Corp.(h)	9.18%	06/08/19	594	602,807
Atrium X CDO(h)(i)	4.78%	07/16/25	3,932	3,502,605
Babson CLO Ltd. 2007-I(h)(i)	3.52%	01/18/21	867	774,774
Carlyle Global Market Strategies 2012-3 (Cayman Islands)(h)(i)	5.77%	10/14/24	1,922	1,845,696
Columbus Nova CLO Ltd.(h)(i)	3.86%	05/16/19	3,167	2,826,667
Columbus Nova CLO Ltd.(h)(i)	3.86%	05/16/19	625	557,836
Flagship CLO VI(h)(i)	5.02%	06/10/21	1,918	1,801,995
Flagship CLO VI(h)(i)	5.02%	06/10/21	1,671	1,570,207
Four Corners CLO II, Ltd.(h)(i)	2.11%	01/26/20	573	533,401
Four Corners CLO II, Ltd.(h)(i)	2.11%	01/26/20	191	177,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gramercy Park CLO(h)(i)	5.77%	07/17/23	$3,695	$3,526,724
Halcyon Loan Investors CLO II, Ltd. (Cayman Islands)(h)(i)	3.86%	04/24/21	2,875	2,565,301
ING IM CLO 2012-3, Ltd.(h)(i)	6.12%	10/15/22	807	793,204
ING IM CLO 2012-4, Ltd.(h)(i)	6.02%	10/15/23	3,047	2,977,402
ING IM CLO 2013-1(h)(i)	5.31%	04/15/24	2,600	2,428,892
ING Investment Management CLO III, Ltd.(h)(i)	3.77%	12/13/20	2,098	1,887,337
ING Investment Management CLO IV, Ltd. (Cayman Islands)(h)(i)	4.51%	06/14/22	542	497,641
KKR Financial CLO 2012-1(h)(i)	5.77%	12/15/24	3,150	2,969,212
KKR Financial CLO 2013-1(h)(i)	5.05%	07/15/25	2,393	2,155,847
Madison Park Funding IV Ltd.(h)(i)	3.87%	03/22/21	2,424	2,242,545
Octagon Investment Partners XVII Ltd. (Cayman Islands)(h)(i)	4.87%	10/25/25	775	696,039
Pacifica CDO VI, Ltd.(h)(i)	4.01%	08/15/21	1,059	941,497
Sierra CLO II Ltd.(i)	3.77%	01/22/21	1,279	1,098,032
Silverado CLO 2006-II Ltd.(h)(i)	4.02%	10/16/20	1,545	1,385,635
Slater Mill Loan Fund, L.P.(h)(i)	5.76%	08/17/22	2,023	1,931,727
Symphony CLO IX, Ltd.(h)(i)	5.27%	04/16/22	3,521	3,271,740
Symphony CLO VIII, Ltd.(h)(i)	6.02%	01/09/23	1,916	1,855,395
Total Structured Products				57,732,070

			Shares
Common Stocks & Other Equity Interests–2.19%
Building & Development–0.93%
Axia Inc. (Acquired 05/30/08; Cost $2,268,885)(e)(h)(j)			505	1,349,151
Building Materials Holding Corp.(h)(j)			1,279,379	7,036,585
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/10; Cost $7,938,060)(h)(j)			780	0
Class B (Acquired 07/15/10; Cost $93,975)(h)(j)			9	0
Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			39	0
Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			54	0
Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			60	0
Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			67	0
Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0)(h)(j)			76	0
Newhall Holding Co., LLC, Class A(h)(j)			621,593	1,724,919
Rhodes Ranch General Partnership(h)(j)			1,038,734	285,652
WCI Communities, Inc.(j)			93,512	1,416,711
				11,813,018

Chemicals & Plastics–0.04%
Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost $0)(h)(j)			295	511,304

Conglomerates–0.05%
Euramax International, Inc.(h)(j)			3,272	654,440

Containers & Glass Products–0.00%
Nexpak Corp. (Acquired 09/01/99; Cost $6,411,681)(h)(j)			70	0

Cosmetics & Toiletries–0.20%
Levlad, LLC & Arbonne International, LLC(h)(j)			4,893	260,937
Marietta Intermediate Holding Corp. (Acquired 12/22/04-01/14/05; Cost $4,632,828)(e)(h)(j)			3,872,488	2,246,043
Marietta Intermediate Holding Corp., Wts. expiring 02/20/19 (Acquired 07/25/06; Cost $0)(e)(h)(j)			519,444	0
				2,506,980

Ecological Services & Equipment–0.02%
Environmental Systems Products Holdings Inc. (Acquired 09/12/07; Cost $0)(h)(j)			13,648	247,575

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Loan Fund

	Shares	Value
Financial Intermediaries–0.00%
RJO Holdings Corp.(h)(j)	2,852	$28,516
RJO Holdings Corp., Class A(h)(j)	2,314	1,157
RJO Holdings Corp., Class B(h)(j)	3,000	1,500
		31,173

Home Furnishings–0.14%
Quality Home Brands Holdings LLC (Acquired 01/29/10; Cost $0)(h)(j)	9,358	0
World Kitchen, LLC (Acquired 01/31/03; Cost $138,363)(h)(j)	52,654	1,797,081
		1,797,081

Leisure Goods, Activities & Movies–0.05%
MB2 L.P. (Canada)(j)	41,386	605,093

Lodging & Casinos–0.49%
Twin River Management Group, Inc.
Class A(h)(j)	189,050	4,489,937
Class B(h)(j)	3,583	1,791,665
		6,281,602

Oil & Gas–0.00%
Vitruvian Exploration, LLC(h)(k)	55,390	19,387

Publishing–0.25%
Affiliated Media, Inc.(h)(j)	81,915	1,290,163
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148)(e)(h)(j)	8,426	0
Endurance Business Media, Inc., Class A (Acquired 12/14/10; Cost $9,158,869)(e)(h)(j)	13,517	0
F&W Publications, Inc.(h)(j)	18,385	2,298
F&W Publications, Inc., Wts. expiring 06/09/14(h)(j)	3,779	472
MC Communications, LLC (Acquired 07/02/09; Cost $0)(h)(j)	739,818	0
Merrill Communications LLC, Class A(h)(j)	326,686	735,044
Tribune Co., Class A(l)	19,027	1,134,009
		3,161,986

Retailers (except Food & Drug)–0.02%
Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(h)(j)	22,469	289,401

Telecommunications–0.00%
CTM Media Holdings Inc., Class B(k)	127	7,874
Total Common Stocks & Other Equity Interests		27,926,914

Preferred Stocks–0.05%
Ecological Services & Equipment–0.05%
Environmental Systems Products Holdings Inc. (Acquired 09/12/07; Cost $78,100)(h)(j)	3,124	576,347

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(h)(j)	584	46,137

Utilities–0.00%
Genie Energy Ltd.(k)	7,632	60,979
Total Preferred Stocks		683,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Loan Fund

	Shares	Value
Money Market Funds–1.44%
Liquid Assets Portfolio, Institutional Class(m)	9,128,917	$9,128,917
Premier Portfolio, Institutional Class(m)	9,128,918	9,128,918
Total Money Market Funds		18,257,835
TOTAL INVESTMENTS(n)–119.77% (Cost $1,562,148,076)		1,524,935,019
BORROWINGS–(15.55)%		(198,000,000)
OTHER ASSETS LESS LIABILITIES–(4.22)%		(53,740,657)
NET ASSETS–100.00%		$1,273,194,362

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
LOC	– Letter of Credit
PIK	– Payment-in-Kind
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 1J and Note 8.
(d)	This variable rate interest will settle after August 31, 2013, at which time the interest rate will be determined.
(e)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2013 was $16,173,667, which represented 1.27% of the Fund’s Net Assets. See Note 4.
(f)	All or a portion of this security is Payment-in-Kind.
(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2013 represented less than 1% of the Fund’s Net Assets.
(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $145,113,092, which represented 11.40% of the Fund’s Net Assets.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(j)	Non-income producing security acquired through the restructuring of senior loans.
(k)	Security acquired through the restructuring of senior loans.
(l)	Non-income producing security acquired as part of a bankruptcy restructuring.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

Portfolio Composition†

By credit quality, based on Total Investments

as of August 31, 2013

Baa	1.2%
Ba	31.6
B	49.7
Caa	5.9
Ca	0.1
Non-Rated	9.6
Equity	1.9

†	Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Loan Fund

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $1,495,697,916)	$1,490,503,517
Investments in affiliates, at value (Cost $66,450,160)	34,431,502
Total investments, at value (Cost $1,562,148,076)	1,524,935,019
Cash	674,819
Receivable for:
Investments sold	48,446,854
Interest and fees	10,200,760
Fund shares sold	4,871,856
Investments matured	2,672,161
Investment for trustee deferred compensation and retirement plans	8,671
Other assets	394,948
Total assets	1,592,205,088

Liabilities:
Payable for:
Borrowings	198,000,000
Investments purchased	112,188,594
Income distributions	5,074,185
Fund shares repurchased	327,518
Accrued fees to affiliates	478,170
Accrued trustees’ and officers’ fees and benefits	17,850
Accrued other operating expenses	566,117
Trustee deferred compensation and retirement plans	92,919
Upfront commitment fees	2,042,058
Accrued interest, facilities and maintenance fees	223,315
Total liabilities	319,010,726
Net assets applicable to shares outstanding	$1,273,194,362

Net assets consist of:
Shares of beneficial interest	$2,174,762,875
Undistributed net investment income	(22,141,300)
Undistributed net realized gain (loss)	(807,475,605)
Net unrealized appreciation (depreciation)	(71,951,608)
$1,273,194,362

Net Assets:
Class A	$184,565,158
Class B	$11,142,798
Class C	$167,622,184
Class IB	$840,134,744
Class IC	$69,729,478

Shares outstanding, $0.01 par value per share:
Class A	26,672,806
Class B	1,604,913
Class C	24,209,371
Class IB	121,286,827
Class IC	10,070,688
Class A:
Net asset value per share	$6.92
(Net asset value of $6.92 ÷ 96.75%)	$7.15
Class B
Net asset value and offering price per share	$6.94
Class C
Net asset value and offering price per share	$6.92
Class IB
Net asset value and offering price per share	$6.93
Class IC
Net asset value and offering price per share	$6.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Loan Fund

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$41,199,482
Interest and dividends from affiliated investments	683,925
Other income	2,254,003
Total investment income	44,137,410

Expenses:
Advisory fees	5,505,194
Administrative services fees	1,582,108
Custodian fees	269,665
Distribution fees:
Class A	190,505
Class B	14,811
Class C	785,003
Class IC	54,449
Interest, facilities and maintenance fees	1,883,672
Transfer agent fees	609,905
Trustees’ and officers’ fees and benefits	60,330
Reports to shareholders	783,078
Other	366,261
Total expenses	12,104,981
Less: Fees waived and expense offset arrangement(s)	(11,948)
Net expenses	12,093,033
Net investment income	32,044,377

Realized and unrealized gain (loss):
Net realized gain (loss) from investment securities	(2,231,717)
Change in net unrealized appreciation of investment securities	15,301,502
Net realized and unrealized gain	13,069,785
Net increase in net assets resulting from operations	$45,114,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Loan Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$32,044,377	$74,698,508
Net realized gain (loss)	(2,231,717)	2,218,368
Change in net unrealized appreciation	15,301,502	60,355,190
Net increase in net assets resulting from operations	45,114,162	137,272,066

Distributions to shareholders from net investment income:
Class A	(4,663,969)	(7,462,128)
Class B	(365,488)	(813,384)
Class C	(4,242,629)	(7,967,250)
Class IB	(27,972,803)	(57,794,440)
Class IC	(2,273,326)	(4,846,517)
Total distributions to shareholders from net investment income	(39,518,215)	(78,883,719)

Share transactions–net:
Class A	60,817,804	(4,169,249)
Class B	(1,816,509)	(2,744,679)
Class C	24,934,248	(12,157,792)
Class IB	(41,774,422)	(107,953,751)
Class IC	(3,994,184)	(8,772,575)
Net increase (decrease) in net assets resulting from share transactions	38,166,937	(135,798,046)
Net increase (decrease) in net assets	43,762,884	(77,409,699)
Beginning of period	1,229,431,478	1,306,841,177
End of period (includes undistributed net investment income of $(22,141,300) and $(14,667,462), respectively)	$1,273,194,362	$1,229,431,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Loan Fund

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$45,114,162

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Net realized gain (loss) on investment securities	2,231,717
Net change in unrealized appreciation on investments	(15,301,502)
Accretion of discounts	(3,961,416)
Amortization of loan fees	(14,279,110)
Net change in up front commitments	(65,727)
Purchases of investments	(926,229,146)
Sales of investments/principal repayments	914,138,297
Decrease in interest and fees receivable and other assets	2,890,362
Decrease in accrued expenses and other payables	(27,486)
Net cash provided by operating activities	4,510,151

Cash provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	124,195,919
Disbursements for shares of beneficial interest repurchased	(90,115,253)
Net proceeds from and repayments of borrowings	(13,000,000)
Distributions paid to shareholders from net investment income	(36,047,277)
Net cash provided by (used in) financing activities	(14,966,611)
Net decrease in cash	(10,456,460)
Cash and cash equivalents at beginning of period	29,389,114
Cash and cash equivalents at end of period	$18,932,654

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$3,376,448

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,845,657

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Loan Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund invests primarily in adjustable rate senior loans ("Senior Loans"). Senior Loans are business loans that have a senior right to payment and are made to borrowers that may be corporations, partnerships, or other entities. These borrowers operate in a variety of industries and geographic regions. The Fund borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Fund's volatility.

The Fund continuously offers Class A and Class C shares. The Fund also has outstanding Class B, Class IB and Class IC shares which are not continuously offered. Each class of shares differs by its initial sales load, contingent deferred sales charges ("CDSC"), the allocation of class-specific expenses and voting rights on matters affecting a single class.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock

22                         Invesco Senior Loan Fund

Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

23                         Invesco Senior Loan Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Industry Concentration — To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
L.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
M.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

24                         Invesco Senior Loan Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate
First $500 million	0.90%
Next $1 billion	0.85%
Next $1 billion	0.825%
Next $500 million	0.80%
Over $3 billion	0.775%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $11,089.

The Fund has entered into an administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs related to monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Senior Loans in the Fund's portfolio and providing certain services to the holders of the Fund's securities. For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serve as custodian and fund accountant and provides certain administrative services of the Fund.

The Fund has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class IC shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of the average daily net assets of Class A shares and up to 1.00% each of the average daily net assets of Class B and Class C shares and up to 0.15% (0.25% maximum) of the average daily net assets of Class IC shares.

With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended August 31, 2013, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended August 31, 2013, IDI advised the Fund that IDI retained $29,656 in front-end sales commissions from the sale of Class A shares and $1,962, $7,247 and $36,177 from Class B, Class C and Class IB shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

25                         Invesco Senior Loan Fund

The following is a summary of the tiered valuation input levels, as of August 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,232,790,024	$64,888,749	$1,297,678,773
Bonds & Notes	—	121,984,216	671,748	122,655,964
Structured Products	—	57,732,070	—	57,732,070
Equity	29,166,114	10,685,196	7,016,902	46,868,212
Total Investments	$29,166,114	$1,423,191,506	$72,577,399	$1,524,935,019

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2013:

	Beginning Balance, as of February 28, 2013	Purchases at Cost	Proceeds from Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of August 31, 2013
Variable Rate Senior Loan Interests	$99,748,007	$14,418,376	$(24,836,178)	$93,230	$(7,505,915)	$11,789,511	$10,462,263	$(39,280,545)	$64,888,749
Bonds & Notes	671,748	—	—	—	—	—	—	—	671,748
Equity	6,121,435	—	—	—	—	(502,955)	1,398,422	—	7,016,902
	$106,541,190	$14,418,376	$(24,836,178)	$93,230	$(7,505,915)	$11,286,556	$11,860,685	$(39,280,545)	$72,577,399

The Variable Rate Senior Loan Interests determined to be level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2013.

	Value 02/28/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 08/31/13	Interest Income
Axia Acquisition Corp., Common Shares	$1,263,250	$—	$—	$85,901	$—	$1,349,151	$—
Axia Acquisition Corp., PIK Second Lien Term Loan A	838,830	29,488	—	106,887	—	975,205	26,657
Axia Acquisition Corp., Revolver Loan	1,548,544	—	—	104,986	—	1,653,530	8,946
Axia Acquisition Corp., Second Lien Term Loan B	1,391,433	—	—	179,015	—	1,570,448	41,589
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., PIK Term Loan	2,742,071	—	(1,334,314)	978,737	80	2,386,574	272,502
Endurance Business Media, Inc., Class A Common Shares	135,172	—	—	(135,172)	—	0	—
Endurance Business Media, Inc., First Lien Term Loan	1,296,582	—	(35,993)	1,651,624	(11,099)	2,901,114	214,655
Marietta Intermediate Holding Corp., Common Shares	2,091,144	—	—	154,899	—	2,246,043	—
Marietta Intermediate Holding Corp., PIK First Lien Term Loan B	2,864,265	56,189	—	171,148	—	3,091,602	114,640
Marietta Intermediate Holding Corp., Warrants	0	—	—	—	—	0	—
Total	$14,171,291	$85,677	$(1,370,307)	$3,298,025	$(11,019)	$16,173,667	$678,989

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended August 31, 2013, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $859.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

During the six months ended August 31, 2013, the Fund paid legal fees of $69,854 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Fund. A trustee of the Fund is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

26                         Invesco Senior Loan Fund

NOTE 7—Cash Balances and Borrowings

Effective August 29, 2013, the Fund entered into a $375 million revolving credit and security agreement which will expire on August 29, 2014. The revolving credit agreement is secured by the assets of the Fund. Prior to August 29, 2013, the revolving credit and security agreement was $475 million.

During the six months ended August 31, 2013, the average daily balance of borrowing under the revolving credit and security agreement was $216,092,391 with a weighted interest rate of 0.39%. Expenses under the credit agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

As of August 31, 2013, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Axia Acquisition Corp.	Revolver Loan	$1,749,767	$1,653,530
David’s Bridal, Inc.	Term Loan	2,300,290	2,162,272
Delta Air Lines, Inc.	Revolver Loan	8,340,476	7,923,452
GateHouse Media Operating, Inc.	Revolver Loan	1,500,000	1,275,000
Lake at Las Vegas Joint Venture, LLC	PIK Exit Revolver Loan	16,242	6,578
Media General, Inc.	Term Loan B	3,999,080	4,014,037
Reynolds Group Holdings Inc.	Revolver Loan	6,528,031	6,520,915
Surgical Care Affiliates, LLC	Revolver Loan B	3,000,000	2,820,000
West Corp.	Revolver Loan	3,192,428	3,000,882
		$30,626,314	$29,376,666

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of February 28, 2013, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$21,900,119	$—	$21,900,119
February 28, 2015	48,144,741	—	48,144,741
February 28, 2016	10,160,798	—	10,160,798
February 28, 2017	245,312,620	—	245,312,620
February 28, 2018	312,979,210	—	312,979,210
February 28, 2019	93,431,313	—	93,431,313
Not subject to expiration	—	52,787,242	52,787,242
	$731,928,801	$52,787,242	$784,716,043

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of December 19, 2011, the date of reorganization of Invesco Prime Income Trust into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

27                         Invesco Senior Loan Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2013 was $934,301,079 and $917,653,173, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$48,181,883
Aggregate unrealized (depreciation) of investment securities	(106,362,113)
Net unrealized appreciation (depreciation) of investment securities	$(58,180,230)

Cost of investments for tax purposes is $1,583,115,249.

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended August 31, 2013(a)		Year ended February 28, 2013
	Shares	Amount	Shares	Amount
Sold:
Class A	11,134,778	$77,399,606	3,927,554	$26,599,779
Class B	195,378	1,360,329	77,946	528,471
Class C	5,100,170	35,469,918	2,337,867	15,785,296
Class IB	1,180,471	8,218,985	2,606,346	17,630,991
Class IC	105,432	733,448	223,585	1,510,301

Issued as reinvestment of dividends:
Class A	85,036	592,577	186,512	1,244,323
Class B	10,543	73,656	25,454	170,544
Class C	—	—	93,868	612,669
Class IB	345,598	2,419,309	481,263	3,163,178
Class IC	42,190	294,237	94,189	628,689

Automatic conversion of Class B shares to Class A shares:
Class A	258,980	1,801,160	122,405	829,223
Class B	(258,116)	(1,801,160)	(122,088)	(829,223)

Reacquired:
Class A	(2,727,773)	(18,975,539)	(4,900,803)	(32,842,574)
Class B	(207,789)	(1,449,334)	(389,171)	(2,614,471)
Class C	(1,513,958)	(10,535,670)	(4,240,290)	(28,555,757)
Class IB	(7,525,840)	(52,412,716)	(19,129,390)	(128,747,920)
Class IC	(721,077)	(5,021,869)	(1,617,512)	(10,911,565)
Net increase (decrease) in share activity	5,504,023	$38,166,937	(20,222,265)	$(135,798,046)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12—Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended August 31, 2013, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Goldman Sachs Lending Partners LLC	$2,300,290	$2,162,272

28                         Invesco Senior Loan Fund

NOTE 13—Dividends

The Fund declared the following monthly dividends from net investment income subsequent to August 31, 2013:

		Amount per Share
Share Class	Record Date	Payable September 30, 2013
Class A	Daily	0.0360
Class B	Daily	0.0361
Class C	Daily	0.0317
Class IB	Daily	0.0375
Class IC	Daily	0.0366

NOTE 14—Repurchase of Shares

The Fund has a policy of making monthly repurchase offers (“Repurchase Offers”) for the Fund’s common shares pursuant to Rule 23c-3(b) of the 1940 Act.

The Repurchase Offers will be for between 5% and 25% of the Fund’s outstanding shares; however, the Fund’s present intent for the offers is for not less than 6% (The Board of Trustees may authorize an additional 2%, if necessary, without extending the Repurchase Offers). The repurchase request deadline will be the third Friday of each calendar month (or the preceding business day if such third Friday is not a business day). To accommodate Repurchase Offers, the Fund has shorter notice periods before each offer, shorter repurchase periods and shorter payment periods after each offer. During the six months ended August 31, 2013, the Fund had Repurchase Offers as follows:

Repurchase request deadlines	Percentage of outstanding shares the Fund offered to repurchase	Number of shares tendered (all classes)	Percentage of outstanding shares tendered (all classes)
March 15, 2013	6.0%	1,782,599	1.0%
April 19, 2013	6.0	2,315,633	1.3
May 17, 2013	6.0	1,893,127	1.1
June 21, 2013	6.0	2,336,359	1.3
July 19, 2013	6.0	2,626,708	1.4
August 16, 2013	6.0	2,689,090	1.5

29                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended August 31,		Year ended February 28,		Year ended February 29,		Seven months ended February 28,		Years ended July 31,
	2013		2013		2012		2011		2010		2009		2008
Net asset value, beginning of period	$6.89		$6.58		$6.73		$6.29		$5.60		$7.48		$8.65
Net investment income(a)	0.17		0.40		0.33		0.18		0.28		0.40		0.61
Net gains (losses) on securities (both realized and unrealized)	0.08		0.34		(0.15)		0.44		0.76		(1.86)		(1.17)
Total from investment operations	0.25		0.74		0.18		0.62		1.04		(1.46)		(0.56)
Less:
Dividends from net investment income	(0.22)		(0.43)		(0.33)		(0.18)		(0.31)		(0.42)		(0.61)
Return of capital	—		—		—		—		(0.04)		—		—
Total distributions	(0.22)		(0.43)		(0.33)		(0.18)		(0.35)		(0.42)		(0.61)
Net asset value, end of period	$6.92		$6.89		$6.58		$6.73		$6.29		$5.60		$7.48
Total return at net asset value	3.60	%(b)(c)	11.56	%(b)(c)	2.80	%(b)(c)	9.97	%(b)(c)	18.78	%(b)	(18.60	)%(d)	(6.70	)%(d)
Net assets, end of period (000’s omitted)	$184,565		$123,447		$122,252		$173,137		$188,589		$166,448		$281,436
Portfolio turnover rate(e)	62%		101%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.00	%(c)(f)	1.71	%(c)	1.74	%(c)	1.71	%(c)(g)	1.89%		2.34%		2.51%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.70	%(c)(f)	1.40	%(c)	1.47	%(c)	1.37	%(c)(g)	1.57%		1.86%		1.44%
Without fee waivers and/or expense reimbursements	2.00	%(c)(f)	1.94	%(c)	1.99	%(c)	1.96	%(c)(g)	2.14%		2.59%		2.76%
Ratio of net investment income with fee waivers and/or expense reimbursements	4.97	%(c)(f)	5.98	%(c)	5.10	%(c)	4.86	%(c)(g)	4.53%		7.57%		7.55%

Senior indebtedness:
Total borrowings (000’s omitted)	$198,000		$211,000		$228,000		$178,000		$198,000		$132,000		$458,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$7,430		$6,827		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.04%, 0.00% and 0.00% for the six months ended August 31, 2013, the years ended February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 3.25% of early withdrawal charge. On purchases of $1 million or more, an early withdrawal charge of 1% may be imposed on certain repurchases by the Fund made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined distribution and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $151,167.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

30                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class B
	Six months ended August 31,		Year ended February 28,		Year ended February 29,		Seven months ended February 28,		Years ended July 31,
	2013		2013		2012		2011		2010		2009		2008
Net asset value, beginning of period	$6.91		$6.58		$6.73		$6.29		$5.60		$7.48		$8.65
Net investment income(a)	0.18		0.39		0.28		0.15		0.23		0.36		0.55
Net gains (losses) on securities (both realized and unrealized)	0.07		0.34		(0.15)		0.44		0.77		(1.86)		(1.17)
Total from investment operations	0.25		0.73		0.13		0.59		1.00		(1.50)		(0.62)
Less:
Dividends from net investment income	(0.22)		(0.40)		(0.28)		(0.15)		(0.28)		(0.38)		(0.55)
Return of capital	—		—		—		—		(0.03)		—		—
Total distributions	(0.22)		(0.40)		(0.28)		(0.15)		(0.31)		(0.38)		(0.55)
Net asset value, end of period	$6.94		$6.91		$6.58		$6.73		$6.29		$5.60		$7.48
Total return at net asset value	3.60	%(b)(c)	11.38	%(b)(c)	2.03	%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)	(7.43	)%(d)
Net assets, end of period (000’s omitted)	$11,148		$12,888		$14,948		$19,455		$17,902		$16,974		$29,589
Portfolio turnover rate(e)	62%		101%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.00	%(c)(f)	1.84	%(c)	2.49	%(c)	2.46	%(c)(g)	2.64%		3.11%		3.24%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.70	%(c)(f)	1.53	%(c)	2.22	%(c)	2.12	%(c)(g)	2.32%		2.63%		2.20%
Without fee waivers and/or expense reimbursements	2.00	%(c)(f)	2.07	%(c)	2.74	%(c)	2.71	%(c)(g)	2.89%		3.36%		3.49%
Ratio of net investment income with fee waivers and/or expense reimbursements	4.97	%(c)(f)	5.85	%(c)	4.35	%(c)	4.10	%(c)(g)	3.79%		6.85%		6.76%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$198,000		$211,000		$228,000		$178,000		$198,000		$132,000		$458,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$7,430		$6,827		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.25%, 0.17%, 0.75% and 0.75% for the six months ended August 31, 2013, the years ended February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,753.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

31                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class C
	Six months ended August 31,		Year ended February 28,		Year ended February 29,		Seven months ended February 28,		Years ended July 31,
	2013		2013		2012		2011		2010		2009		2008
Net asset value, beginning of period	$6.89		$6.58		$6.73		$6.29		$5.60		$7.48		$8.65
Net investment income(a)	0.15		0.35		0.28		0.15		0.23		0.36		0.55
Net gains (losses) on securities (both realized and unrealized)	0.07		0.33		(0.15)		0.44		0.77		(1.86)		(1.17)
Total from investment operations	0.22		0.68		0.13		0.59		1.00		(1.50)		(0.62)
Less:
Dividends from net investment income	(0.19)		(0.37)		(0.28)		(0.15)		(0.28)		(0.38)		(0.55)
Return of capital	—		—		—		—		(0.03)		—		—
Total distributions	(0.19)		(0.37)		(0.28)		(0.15)		(0.31)		(0.38)		(0.55)
Net asset value, end of period	$6.92		$6.89		$6.58		$6.73		$6.29		$5.60		$7.48
Total return at net asset value	3.22	%(b)(c)	10.67	%(b)(c)	2.03	%(b)(c)	9.50	%(b)(c)	17.90	%(b)	(19.24	)%(d)	(7.43	)%(d)
Net assets, end of period (000’s omitted)	$167,622		$142,143		$147,551		$195,963		$207,828		$196,591		$338,551
Portfolio turnover rate(e)	62%		101%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.75	%(c)(f)	2.46	%(c)	2.49	%(c)	2.46	%(c)(g)	2.64%		3.10%		3.26%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	2.45	%(c)(f)	2.15	%(c)	2.22	%(c)	2.12	%(c)(g)	2.32%		2.62%		2.20%
Without fee waivers and/or expense reimbursements	2.75	%(c)(f)	2.69	%(c)	2.74	%(c)	2.71	%(c)(g)	2.89%		3.35%		3.51%
Ratio of net investment income with fee waivers and/or expense reimbursements	4.22	%(c)(f)	5.23	%(c)	4.35	%(c)	4.11	%(c)(g)	3.79%		6.83%		6.79%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$198,000		$211,000		$228,000		$178,000		$198,000		$132,000		$458,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$7,430		$6,827		$6,732		$6,673		$6,239		$8,538		4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 1.00%, 0.79%, 0.75% and 0.75% for the six months ended August 31, 2013, the years ended February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined distribution and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $155,722.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

32                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class IB
	Six months ended August 31, 2013		Year ended February 28, 2013		Year ended February 29, 2012		Seven months ended February 28, 2011		Years ended July 31,
									2010		2009		2008
Net asset value, beginning of period	$6.89		$6.58		$6.73		$6.29		$5.60		$7.49		$8.66
Net investment income(a)	0.18		0.40		0.33		0.18		0.28		0.40		0.61
Net gains (losses) on securities (both realized and unrealized)	0.09		0.34		(0.15)		0.44		0.76		(1.87)		(1.17)
Total from investment operations	0.27		0.74		0.18		0.62		1.04		(1.47)		(0.56)
Less:
Dividends from net investment income	(0.23)		(0.43)		(0.33)		(0.18)		(0.31)		(0.42)		(0.61)
Return of capital	—		—		—		—		(0.04)		—		—
Total distributions	(0.23)		(0.43)		(0.33)		(0.18)		(0.35)		(0.42)		(0.61)
Net asset value, end of period	$6.93		$6.89		$6.58		$6.73		$6.29		$5.60		$7.49
Total return at net asset value	3.88	%(b)	11.59	%(b)	2.80	%(b)	9.97	%(b)	18.77	%(b)	(18.56	)%(c)	(6.69	)%(c)
Net assets, end of period (000’s omitted)	$840,135		$877,598		$943,491		$526,800		$527,108		$520,252		$815,141
Portfolio turnover rate(d)	62%		101%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.75	%(e)	1.67%		1.74%		1.71	%(f)	1.89%		2.34%		2.49%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.45	%(e)	1.36%		1.47%		1.37	%(f)	1.57%		1.88%		1.45%
Without fee waivers and/or expense reimbursements	1.75	%(e)	1.69%		—		—		—		—		—
Ratio of net investment income with fee waivers and/or expense reimbursements	5.22	%(e)	6.02%		5.10%		4.85	%(f)	4.54%		7.60%		7.51%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$198,000		$211,000		$228,000		$178,000		$198,000		$132,000		$458,000
Asset coverage per $1,000 unit of senior indebtedness(g)	$7,430		$6,827		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 3%, charged on certain repurchases by the Fund made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $864,734.
(f)	Annualized.
(g)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

33                         Invesco Senior Loan Fund

NOTE 15—Financial Highlights—(continued)

	Class IC
	Six months ended August 31,		Year ended February 28,		Year ended February 29,		Seven months ended February 28,		Years ended July 31,
	2013		2013		2012		2011		2010		2009		2008
Net asset value, beginning of period	$6.89		$6.58		$6.73		$6.29		$5.60		$7.49		$8.66
Net investment income(a)	0.18		0.40		0.33		0.18		0.28		0.40		0.61
Net gains (losses) on securities (both realized and unrealized)	0.07		0.34		(0.15)		0.44		0.76		(1.87)		(1.17)
Total from investment operations	0.25		0.74		0.18		0.62		1.04		(1.47)		(0.56)
Less:
Dividends from net investment income	(0.22)		(0.43)		(0.33)		(0.18)		(0.31)		(0.42)		(0.61)
Return of capital	—		—		—		—		(0.04)		—		—
Total distributions	(0.22)		(0.43)		(0.33)		(0.18)		(0.35)		(0.42)		(0.61)
Net asset value, end of period	$6.92		$6.89		$6.58		$6.73		$6.29		$5.60		$7.49
Total return at net asset value	3.65	%(b)(c)	11.57	%(b)(c)	2.80	%(b)(c)	9.97	%(b)(c)	18.77	%(b)	(18.71	)%(d)	(6.69	)%(d)
Net assets, end of period (000’s omitted)	$69,729		$73,356		$78,600		$94,440		$95,928		$94,721		$155,865
Portfolio turnover rate(e)	62%		101%		87%		44%		55%		33%		35%

Ratios/supplemental data based on average net assets:
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.90	%(c)(f)	1.69	%(c)	1.74	%(c)	1.71	%(c)(g)	1.89%		2.35%		2.49%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.60	%(c)(f)	1.38	%(c)	1.47	%(c)	1.37	%(c)(g)	1.57%		1.88%		1.45%
Without fee waivers and/or expense reimbursements	1.90	%(c)(f)	1.84	%(c)	1.89	%(c)	1.86	%(c)(g)	2.04%		2.50%		2.64%
Ratio of net investment income with fee waivers and/or expense reimbursements	5.07	%(c)(f)	6.00	%(c)	5.10	%(c)	4.85	%(c)(g)	4.54%		7.60%		7.52%

Senior indebtedness:
Total borrowing outstanding (000’s omitted)	$198,000		$211,000		$228,000		$178,000		$198,000		$132,000		$458,000
Asset coverage per $1,000 unit of senior indebtedness(h)	$7,430		$6,827		$6,732		$6,673		$6,239		$8,538		$4,538

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.15%, 0.02%, 0.00% and 0.00% for the six months ended August 31, 2013, the years ended February 28, 2013 and February 29, 2012 and the seven months ended February 28, 2011, respectively.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum early withdrawal charge of 1%, charged on certain repurchases by the Fund made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined service fees of up to 0.15% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchases by the Fund of Fund shares.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests. For the period ended February 29, 2012, the portfolio turnover calculation excludes the value of securities purchased of $614,414,753 and sold of $43,505,288 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Prime Income Trust into the Fund.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $72,007.
(g)	Annualized.
(h)	Calculated by subtracting the Fund’s total liabilities (not including the Borrowings) from the Fund’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

34                         Invesco Senior Loan Fund

NOTE 16—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Fund is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Fund in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Committee appealed to the Eleventh Circuit Court of Appeals. The First Lienholders’ appeal was stayed pending a decision by the Eleventh Circuit. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013. The Fund has accrued $42,635 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Fund believe that the outcome of the proceedings described above will have no material adverse effect on the Fund or on the ability of Invesco to provide ongoing services to the Fund.

Note 17—Subsequent Event

Effective November 8, 2013, the Fund will begin offering Class Y Shares.

35                         Invesco Senior Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2013 through August 31, 2013.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (03/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/13)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/13)	Expenses Paid During Period[2]
A	$1,000.00	$1,037.50	$10.27	$1,015.12	$10.16	2.00%
B	1,000.00	1,037.50	10.27	1,015.12	10.16	2.00
C	1,000.00	1,033.60	14.10	1,011.34	13.94	2.75
IB	1,000.00	1,038.80	8.99	1,016.38	8.89	1.75
IC	1,000.00	1,038.00	9.76	1,015.63	9.65	1.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period March 1, 2013 through August 31, 2013, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

36                         Invesco Senior Loan Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Senior Loan Fund (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, two and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). In light of these considerations, the Board concluded the Fund’s performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted

37                         Invesco Senior Loan Fund

that the Fund’s contractual advisory fee rate was at the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate, (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-

Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund benefits from economies of scale through contractual breakpoints, and shares in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services, transfer agency services and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

38                         Invesco Senior Loan Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-05845 VK-SLO-SAR-1 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Senior Loan Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 7, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 7, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.